INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Cost	$ 14,751	$ 726
Accumulated amortization	2,429	(482)
Total amortized cost	12,322
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	11,451	726
Accumulated amortization	1,217	482
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,401
Accumulated amortization	1,168
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	899
Accumulated amortization	$ 44